Investment, Net (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2025 HKD ($)
Investment, Net (Details) [Line Items]
Principal and bearing a fixed interest	$ 30	$ 30			$ 231
Marketable equity securities	5,596	$ 5,596	$ 6,029	$ 6,029
Closing price per share (in Dollars per share) | $ / shares		$ 8.68		$ 9.32
Unrealized investment loss (gain)	(229)		532
Interest income	792		1,826
Investments in Marketable Equity Securities [Member]
Investment, Net (Details) [Line Items]
Interest income	$ 204		$ 356